Derivative Instruments - Cash Flow Hedge (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) hedge	Dec. 31, 2024 USD ($) hedge	Dec. 31, 2023 USD ($)
Cash flow hedges | Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on change in fair value of derivatives | $	$ 1.2	$ (1.8)	$ 2.9
Number of hedging instruments | hedge	1	1
Average rate of hedging instrument	133.13%	126.63%
Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on change in fair value of derivatives | $	$ 11.3	$ (24.6)	$ 0.0
Number of hedging instruments | hedge	3	3
Average rate of hedging instrument	3.46%	3.51%
Financial Instruments Other Than US Treasuries | Top of range
Disclosure of detailed information about hedging instruments [line items]
Financial Instrument, maturity term	3 months
US Treasuries | Top of range
Disclosure of detailed information about hedging instruments [line items]
Financial Instrument, maturity term	2 years